Summary of Significant Accounting Policies (Details) - EBP 005 - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
EBP, Master Trust [Line Items]
Investment, contract minimum interest rate	0.00%
Note receivable from participant, allowance for credit loss	$ 0	$ 0
Concentration of investments to net assets	2.40%	3.20%
Total Master Trust Assets
EBP, Master Trust [Line Items]
Investments, value	$ 453,836	$ 510,159
Total Master Trust Assets | Traditional GICs
EBP, Master Trust [Line Items]
Investments, value	17,805	23,637
Total Master Trust Assets | Synthetic GICs
EBP, Master Trust [Line Items]
Investments, value	$ 436,031	$ 486,522